Financial Instruments - Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies (Detail) - 12 months ended Dec. 31, 2015	USD ($)	GBP (£)	MXN	CZK	EUR (€)
Euros [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ (142,000,000)	£ (22,000,000)		CZK 6,574,000,000
Euros [Member] | 2016 [Member] | U S Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.87463
Foreign exchange forward contract, Sales Exchange Rate	1.20933
Euros [Member] | 2016 [Member] | British Pound [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.40949
Foreign exchange forward contract, Sales Exchange Rate	0.80758
Euros [Member] | 2016 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.03709
Foreign exchange forward contract, Sales Exchange Rate	26.84500
Euros [Member] | 2016 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 101,000,000	11,000,000		3,377,000,000
Euros [Member] | 2016 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ (153,000,000)	(13,000,000)		(2,000,000)
Euros [Member] | 2017 [Member] | U S Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.88127
Foreign exchange forward contract, Sales Exchange Rate	1.23216
Euros [Member] | 2017 [Member] | British Pound [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.81324
Euros [Member] | 2017 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.03720
Euros [Member] | 2017 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 38,000,000			2,168,000,000
Euros [Member] | 2017 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ (84,000,000)	(9,000,000)
Euros [Member] | 2018 [Member] | U S Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.87239
Foreign exchange forward contract, Sales Exchange Rate	1.18114
Euros [Member] | 2018 [Member] | British Pound [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.73974
Euros [Member] | 2018 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.03774
Euros [Member] | 2018 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 15,000,000			CZK 1,031,000,000
Euros [Member] | 2018 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ (45,000,000)	(7,000,000)
Euros [Member] | 2019 [Member] | U S Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.85873
Foreign exchange forward contract, Sales Exchange Rate	1.16813
Euros [Member] | 2019 [Member] | British Pound [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.74603
Euros [Member] | 2019 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 5,000,000
Euros [Member] | 2019 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ (17,000,000)	£ (4,000,000)
Euros [Member] | 2020 [Member] | U S Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	1.17400
Euros [Member] | 2020 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ (2,000,000)
Canadian Dollar [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ (2,037,000,000)				€ 47,000,000
Canadian Dollar [Member] | 2016 [Member] | U S Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.30051
Foreign exchange forward contract, Sales Exchange Rate	0.82317
Canadian Dollar [Member] | 2016 [Member] | Euro [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.45543
Foreign exchange forward contract, Sales Exchange Rate	0.67901
Canadian Dollar [Member] | 2016 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 276,000,000				44,000,000
Canadian Dollar [Member] | 2016 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ (932,000,000)				(11,000,000)
Canadian Dollar [Member] | 2017 [Member] | U S Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.23553
Foreign exchange forward contract, Sales Exchange Rate	0.81685
Canadian Dollar [Member] | 2017 [Member] | Euro [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.44220
Canadian Dollar [Member] | 2017 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 7,000,000				€ 14,000,000
Canadian Dollar [Member] | 2017 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ (577,000,000)
Canadian Dollar [Member] | 2018 [Member] | U S Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.79299
Canadian Dollar [Member] | 2018 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ (416,000,000)
Canadian Dollar [Member] | 2019 [Member] | U S Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.78519
Canadian Dollar [Member] | 2019 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ (278,000,000)
Canadian Dollar [Member] | 2020 [Member] | U S Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.76577
Canadian Dollar [Member] | 2020 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ (117,000,000)
U S Dollar [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives | MXN			MXN 7,717,000,000
U S Dollar [Member] | 2016 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.06751
U S Dollar [Member] | 2016 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives | MXN			4,248,000,000
U S Dollar [Member] | 2017 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.06269
U S Dollar [Member] | 2017 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives | MXN			2,689,000,000
U S Dollar [Member] | 2018 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.05619
U S Dollar [Member] | 2018 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives | MXN			MXN 780,000,000